Finance Receivables - Additional Information (Detail)	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Asia [Member]
Statement [Line Items]
Finance receivables, percentage	13.50%	13.00%	13.00%
North America [Member]
Statement [Line Items]
Finance receivables, percentage	54.60%	55.80%	55.20%
Europe [Member]
Statement [Line Items]
Finance receivables, percentage	13.20%	12.60%	12.30%
Japan [Member]
Statement [Line Items]
Finance receivables, percentage	8.30%	8.80%	8.20%
Other Regions [Member]
Statement [Line Items]
Finance receivables, percentage	10.40%	9.80%	11.30%